Taxes on Income - Schedule of Reconciliation of Uncertain Tax Positions (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Uncertain tax positions balance at beginning of period	$ 28	$ 28
Increase in uncertain tax positions because of tax positions taken during the year	16
Uncertain tax positions balance at end of period	$ 44	$ 28